UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 47.8%
Argentina 0.6%
Tenaris SA (ADR) (Cost $1,417,646)	36,200	1,904,844
Australia 3.3%
BHP Billiton Ltd.	188,500	7,409,277
Rio Tinto Ltd.	23,485	2,267,573
Woodside Petroleum Ltd.	34,569	1,546,631

(Cost $6,514,760)		11,223,481
Bermuda 0.6%
Aquarius Platinum Ltd.	25,198	935,829

Nabors Industries Ltd.*	36,400	1,120,028

(Cost $1,822,996)		2,055,857
Canada 4.2%
Agrium, Inc.	47,500	2,587,393
Alcan, Inc. (a)	0	22
Domtar Corp.* (b)	188,400	1,544,880
Domtar Corp.* (b)	70,700	581,437
EnCana Corp.	49,200	3,042,075
Kinross Gold Corp.*	113,900	1,701,658
Suncor Energy, Inc.	43,612	4,141,779
Uranium One, Inc.*	61,900	818,363

(Cost $11,483,399)		14,417,607
Finland 1.6%
Stora Enso Oyj “R”	173,100	3,369,056
UPM-Kymmene Oyj	81,520	1,970,012

(Cost $4,864,637)		5,339,068
France 2.9%
Lafarge SA	12,079	1,869,536
Total SA	80,519	6,514,863
Vallourec SA	5,449	1,569,673

(Cost $8,687,576)		9,954,072
Germany 0.6%
Wacker Chemie AG (Cost $1,806,155)	9,100	2,128,102
Japan 0.9%
JFE Holdings, Inc.	21,300	1,501,141
Tokyo Steel Manufacturing Co., Ltd.	103,800	1,606,959

(Cost $3,031,961)		3,108,100
Luxembourg 0.8%
ArcelorMittal (Cost $2,297,920)	35,984	2,832,805
Netherlands 2.7%
Royal Dutch Shell PLC “A”	127,619	5,252,165
Royal Dutch Shell PLC “B”	101,076	4,145,697

(Cost $8,383,590)		9,397,862
Norway 1.0%
Statoil ASA (ADR) (Cost $2,665,894)	103,450	3,509,024
Russia 1.5%
Gazprom (ADR) (b)	15,559	686,152
Gazprom (ADR) (b)	55,462	2,433,476
Magnitogorsk Iron & Steel Works (GDR) 144A*	123,410	1,869,661

(Cost $4,542,390)		4,989,289
South Africa 0.4%
Gold Fields Ltd. (ADR) (Cost $1,163,886)	72,800	1,316,952
Sweden 0.6%
SSAB Svenskt Stal AB “A” (Cost $1,653,887)	52,300	1,934,836
United Kingdom 4.8%
BHP Billiton PLC	146,041	5,186,764
BP PLC	403,329	4,665,531
Lonmin PLC	20,707	1,543,906

Rio Tinto PLC	56,587	4,851,878

(Cost $10,117,082)		16,248,079
United States 21.3%
Air Products & Chemicals, Inc.	29,120	2,846,771
Alcoa, Inc.	64,600	2,527,152
Allegheny Technologies, Inc.	11,309	1,243,425
Apache Corp.	39,850	3,588,891
Ball Corp.	35,000	1,881,250
Cameron International Corp.*	14,650	1,352,048
Chevron Corp.	32,000	2,994,560
Commercial Metals Co.	34,721	1,098,920
Crown Holdings, Inc.*	59,880	1,362,869
EOG Resources, Inc.	17,700	1,280,241
ExxonMobil Corp.	143,210	13,255,518
First Solar, Inc.*	3,800	447,412
Frontier Oil Corp.	9,800	408,072
Martin Marietta Materials, Inc.	16,990	2,269,014
MeadWestvaco Corp.	54,120	1,598,164
Monsanto Co.	64,808	5,556,638
Nucor Corp.	26,550	1,578,928
Occidental Petroleum Corp.	62,350	3,995,388
Owens-Illinois, Inc.*	43,930	1,820,898
Packaging Corp. of America	27,900	811,053
Peabody Energy Corp.	32,816	1,570,902
PPG Industries, Inc.	28,150	2,126,732
Praxair, Inc.	37,510	3,141,838
Schlumberger Ltd.	45,040	4,729,200
Steel Dynamics, Inc.	26,500	1,237,550
The Mosaic Co.*	15,300	818,856
Ultra Petroleum Corp.*	17,900	1,110,516
Weyerhaeuser Co.	34,760	2,513,148
XTO Energy, Inc.	51,420	3,179,813

(Cost $51,350,944)		72,345,767

Total Common Stocks (Cost $121,804,723)		162,705,745
Exchange Traded Funds 1.5%
streetTRACKS Gold Trust* (Cost $3,463,863)	67,301	4,947,297

	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 46.6%
AIG-FP Private Funding (Cayman) Ltd., S&P GSCI Note, 144A, 4.974%, 11/6/2007 (c)	17,370,990	20,252,211
AIG-FP Private Funding (Cayman) Ltd., S&P GSCI Note, 144A, 4.974%, 5/14/2008 (c)	5,000,000	5,821,329
AIG-FP Private Funding (Cayman) Ltd., S&P GSCI Note, 144A, 4.974%, 6/26/2008 (c)	11,000,000	12,249,773
Barclays S&P GSCI Structured Note, 144A, 5.024%, 1/22/2008 (c)	25,000,000	32,392,075
Barclays S&P GSCI Structured Note, 144A, 5.024%, 3/14/2008 (c)	15,000,000	17,606,145
Barclays S&P GSCI Structured Note, 144A, 5.024%, 5/14/2008 (c)	5,000,000	5,812,440
Barclays S&P GSCI Structured Note, 144A, 5.024%, 7/8/2008 (c)	8,000,000	8,982,840
Cargill S&P GSCI Note, 144A, 4.924%, 11/6/2007 (c)	33,191,000	38,618,558
Cargill S&P GSCI Note, 144A, 4.924%, 5/14/2008 (c)	5,000,000	5,812,295
Cargill S&P GSCI Note, 144A, 4.924%, 6/26/2008 (c)	10,000,000	11,129,140

Total Commodities Linked/Structured Notes (Cost $134,561,990)					158,676,806
Government &Agency Obligations 0.1%
US Treasury Obligations
US Treasury Bills:
4.012% **, 10/18/2007 (d)				15,000	14,972
4.093% **, 10/18/2007 (d)				250,000	249,517

Total Government &Agency Obligations (Cost $264,489)					264,489
				Shares	Value ($)

Cash Equivalents 3.5%
Cash Management QP Trust, 5.14% (e) (Cost $11,863,462)				11,863,462	11,863,462
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $271,958,527)				99.5	338,457,799
Other Assets and Liabilities, Net				0.5	1,687,195

Net Assets				100.0	340,144,994

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Fractional share position.
(b)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)

Security is linked to the S&P Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)				At September 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
S&P GSCI: S&P Goldman Sachs Commodity Index

At September 30, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Goldman Sachs Commodity Index	10/15/2007	42	5,541,543	5,718,300	176,757

At September 30, 2007, the DWS Commodity Securities Fund had the following sector diversification:
		As a % of
Sector	Market Value ($)	Common Stocks
Materials	83,442,883	51.3%
Energy	77,245,777	47.5%
Industrials	2,017,085	1.2%
Total Common Stocks	162,705,745	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Commodity Securities Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007